SEWARD & KISSEL LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington D.C. 20005

                    Telephone: (202) 737-8833
                    Facsimile: (202) 737-5184



                                  May 8, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


            AllianceBernstein Variable Products Series Fund, Inc.
            (File Nos. 33-18647 and 811-5398)
            -----------------------------------------------------

Dear Sir or Madam:

      On behalf of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund and the Statement of Additional Information that offers the Class A and the Class B shares of the AllianceBernstein U.S. Large Cap Blended Style Series Portfolio that would have been filed pursuant to 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2003.

                                  Sincerely,


                                  /s/   Jennifer M. Reik
                                  --------------------------
                                         Jennifer M. Reik


00250.0292 #403548